(Columbia Small Cap Core Fund - ABCITW) | Columbia Small Cap Core Fund
COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Core Fund
(the "Fund")

Supplement dated July 21, 2011 to
the Fund's prospectuses dated February 1, 2011, as supplemented

Effective on July 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

Fees and Expenses of the Fund.

The section of the Fund's prospectus offering Class A, Class B, Class C, Class I, Class T and Class W shares entitled "Columbia Small Cap Core Fund -- Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (Columbia Small Cap Core Fund - ABCITW) Columbia Small Cap Core Fund		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class T Shares	Class W Shares
Management fees	[1]	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	none	0.25%
Other expenses	[2]	0.24%	0.24%	0.24%	0.05%	0.54%	0.24%
Total annual Fund operating expenses		1.35%	2.10%	2.10%	0.91%	1.40%	1.35%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

Expense Example Columbia Small Cap Core Fund (Columbia Small Cap Core Fund - ABCITW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	705	978	1,272	2,105
Class B Shares	713	958	1,329	2,240
Class C Shares	313	658	1,129	2,431
Class I Shares	93	290	504	1,120
Class T Shares	709	993	1,297	2,158
Class W Shares	137	428	739	1,624

Expense Example, No Redemption Columbia Small Cap Core Fund (Columbia Small Cap Core Fund - ABCITW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	213	658	1,129	2,240
Class C Shares	213	658	1,129	2,431